Summary of Significant Accounting Policies - Operating Cycle (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary of Significant Accounting Policies
Operating Cycle		three year operating cycle
Operating cycle (in months or years)	12 months	3 years
Deferred revenue expected to be realized after 12 months		$ 22,610